MEDIFCOUS, INC. - Statements of Financial Position - Parenthetical - shares	Mar. 31, 2017	Mar. 31, 2016
Statement of Financial Position
Common Stock, Shares Issued	184,984,215	184,984,215
Common Stock, Shares Outstanding	184,984,215	184,984,215